Pension and Other Benefit Plans - Benefit obligations, fair value of plan assets and funded status (Details) - Pension Plan - Non-Uniformed Personnel Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Projected benefit obligation:
Beginning of measurement period	$ 132,237	$ 128,422
Service cost	5,558	5,730
Interest cost	4,190	3,792
Actual (gain) loss	(42,279)	(2,118)
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	95,885	132,237
Fair value of plan assets:
Beginning of measurement period	97,387	86,272
Actual return on plan assets	(18,576)	6,504
Employer contributions	5,490	8,200
Benefits paid	(2,980)	(2,920)
Other adjustments	(841)	(669)
End of measurement period	80,480	97,387
Funded status	$ (15,405)	$ (34,850)